Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Non Current Liabilities [Abstract]
Summary of other non current liabilities

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Government grants received with conditions	6,522	4,677